September 3, 2010

Supplement

SUPPLEMENT DATED SEPTEMBER 3, 2010 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Dated April 30, 2010

The Board of Trustees of Morgan Stanley Global Infrastructure Fund (the "Fund") approved closing the Fund to new investors. Consequently, the Fund will suspend the offering of its shares to new investors at the close of business on September 15, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPT

September 3, 2010

Supplement

SUPPLEMENT DATED SEPTEMBER 3, 2010 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Class Q
Dated April 30, 2010

The Board of Trustees of Morgan Stanley Global Infrastructure Fund (the "Fund") approved closing the Fund to new investors. Consequently, the Fund will suspend the offering of its shares to new investors at the close of business on September 15, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPTQ